Employee Benefits and Share-Based Compensation - (Textuals) (Details) - USD ($)		1 Months Ended		12 Months Ended
	Mar. 01, 2019	May 31, 2016	Jan. 31, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised				$ 13,300,000	$ 16,700,000	$ 18,900,000
Proceeds from the exercise of share options				28,300,000	25,800,000	27,400,000
unrecognized compensation cost				0
Payments related to tax withholding for share-based compensation				$ 20,939,000	$ 13,855,000	$ 6,342,000
Time Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share option awards granted				0	0	0
Time Based Options | Restated 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of share-based awards vesting period		The vesting period for time-based options is typically set at three, four or five years with a contractual life ranging from seven to 10 years.
Performance Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share option awards granted				0
Weighted-average grant-date fair value of options granted					$ 15.20	$ 8.55
Performance Based Options | Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to restricted share unit awards				$ 9,200,000
Weighted-average period for recognition of unrecognized compensation expense				1 year 1 month 6 days
Market-Based Opton Awards | Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to restricted share unit awards				$ 0
Weighted-average period for recognition of unrecognized compensation expense				0 years
Time Based Awards | Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to restricted share unit awards				$ 106,500,000
Weighted-average period for recognition of unrecognized compensation expense				1 year 9 months 18 days
Performance-Based RSU Awards | Members of management team | Awarded on March 1, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share unit awards granted	500,000
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based award, vesting period				3 years
NCLH | Restated 2013 Performance Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized			15,035,106
Maximum number of shares that can be granted to one individual			5,000,000
Number of additional shares authorized		12,430,000
Maximum number of shares that can be granted		27,465,106
NCLH | Time Based Options | Restated 2013 Performance Incentive Plan | Employee | Option Vesting Period, Three Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based award, vesting period		3 years
NCLH | Time Based Options | Restated 2013 Performance Incentive Plan | Employee | Option Vesting Period, Four Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based award, vesting period		4 years
NCLH | Time Based Options | Restated 2013 Performance Incentive Plan | Employee | Option Vesting Period, Five Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based award, vesting period		5 years
NCLH | Time Based Options | Restated 2013 Performance Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of shares granted		7 years
NCLH | Time Based Options | Restated 2013 Performance Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of shares granted		10 years
NCLH | Time Based Awards | Employee | Awarded on March 1, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share unit awards granted	1,900,000
Share-based award, vesting period	3 years